Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	$ 29,350
2020	25,293
2021	2,152
2022	360
Total	57,155
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	6,600
2020	22,935
Total	29,535
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	275
2020	605
Total	880
Other Commitments
Unrecorded Unconditional Purchase Obligation [Line Items]
2019	22,475
2020	1,753
2021	2,152
2022	360
Total	$ 26,740